OTHER LIABILITIES, INCLUDING EMPLOYEE BENEFITS (Schedule of FV of Financial Assets for Pension Plans) (Details) - Pension plan [Member] - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FCX [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 1,379	$ 1,416	$ 1,350
Cash and Receivables In Plan Assets		6	19
Payables In Plan Assets		(4)	(9)
PT Freeport Indonesia [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		204	185	$ 124
Cash and Receivables In Plan Assets	[1]	108	101
Investments [Member] | FCX [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		1,377	1,406
Investments [Member] | FCX [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		1	63
Investments [Member] | FCX [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		1,279	1,250
Investments [Member] | FCX [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		97	93
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Global equity [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		399	487
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Global equity [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Global equity [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		399	487
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Global equity [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Fixed income securities [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		129	99
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Fixed income securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Fixed income securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		129	99
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Fixed income securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Global fixed income securities [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		101	106
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Global fixed income securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Global fixed income securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		101	106
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Global fixed income securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Real estate property [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		66	54
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Real estate property [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Real estate property [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Real estate property [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		66	54
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Emerging markets equity [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		60
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Emerging markets equity [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Emerging markets equity [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		60
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Emerging markets equity [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | U.S. small-cap equity [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		56	69
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | U.S. small-cap equity [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | U.S. small-cap equity [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		56	69
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | U.S. small-cap equity [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | International small-cap equity [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		56
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | International small-cap equity [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | International small-cap equity [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		56
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | International small-cap equity [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | U.S. real estate securities [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		55	54
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | U.S. real estate securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | U.S. real estate securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		55	54
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | U.S. real estate securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Short-term Investments [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		25	8
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		25	8
Investments [Member] | FCX [Member] | Commingled/collective funds [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Open-ended mutual funds [Member] | Emerging markets equity [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets			38
Investments [Member] | FCX [Member] | Open-ended mutual funds [Member] | Emerging markets equity [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets			38
Investments [Member] | FCX [Member] | Open-ended mutual funds [Member] | Emerging markets equity [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets			0
Investments [Member] | FCX [Member] | Open-ended mutual funds [Member] | Emerging markets equity [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets			0
Investments [Member] | FCX [Member] | Mutual funds [Member] | Emerging markets equity [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets			25
Investments [Member] | FCX [Member] | Mutual funds [Member] | Emerging markets equity [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets			25
Investments [Member] | FCX [Member] | Mutual funds [Member] | Emerging markets equity [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets			0
Investments [Member] | FCX [Member] | Mutual funds [Member] | Emerging markets equity [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets			0
Investments [Member] | FCX [Member] | Fixed income [Member] | Government bonds [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		215	244
Investments [Member] | FCX [Member] | Fixed income [Member] | Government bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Fixed income [Member] | Government bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		215	244
Investments [Member] | FCX [Member] | Fixed income [Member] | Government bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Fixed income [Member] | Corporate bonds [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		145	148
Investments [Member] | FCX [Member] | Fixed income [Member] | Corporate bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Fixed income [Member] | Corporate bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		145	148
Investments [Member] | FCX [Member] | Fixed income [Member] | Corporate bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Private equity investments [Member] | Private equity investments [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		31	39
Investments [Member] | FCX [Member] | Private equity investments [Member] | Private equity investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Private equity investments [Member] | Private equity investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | FCX [Member] | Private equity investments [Member] | Private equity investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		31	39
Investments [Member] | FCX [Member] | Other investments [Member] | Other investments [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		39	35
Investments [Member] | FCX [Member] | Other investments [Member] | Other investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		1	0
Investments [Member] | FCX [Member] | Other investments [Member] | Other investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		38	35
Investments [Member] | FCX [Member] | Other investments [Member] | Other investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | PT Freeport Indonesia [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		96	84
Investments [Member] | PT Freeport Indonesia [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		96	84
Investments [Member] | PT Freeport Indonesia [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | PT Freeport Indonesia [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | PT Freeport Indonesia [Member] | Government bonds [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		41	27
Investments [Member] | PT Freeport Indonesia [Member] | Government bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		41	27
Investments [Member] | PT Freeport Indonesia [Member] | Government bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | PT Freeport Indonesia [Member] | Government bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | PT Freeport Indonesia [Member] | Common stocks [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		43	43
Investments [Member] | PT Freeport Indonesia [Member] | Common stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		43	43
Investments [Member] | PT Freeport Indonesia [Member] | Common stocks [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | PT Freeport Indonesia [Member] | Common stocks [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | PT Freeport Indonesia [Member] | Mutual funds [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		12	14
Investments [Member] | PT Freeport Indonesia [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		12	14
Investments [Member] | PT Freeport Indonesia [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Investments [Member] | PT Freeport Indonesia [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets measurement [Line items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 0	$ 0

[1]	Cash consists primarily of short-term time deposits.